Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease (Detail) $ in Thousands	Mar. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 4,243
2026	2,785
2027	13,615
2028	724
2029	850
Thereafter	4,722
Total	$ 26,939